Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc.* 11,487 $ 501,867
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.* 4,026 304,809
Auto Components - 0.7%
Fox Factory Holding Corp.* 5,026 475,761
LCI Industries 3,030 409,323
Patrick Industries, Inc. 2,747 166,798
XPEL, Inc.* 3,296 202,012
1,253,894
Automobiles - 0.1%
Winnebago Industries, Inc. 3,915 236,349
Banks - 2.1%
Ameris Bancorp 6,247 295,421
Bancorp, Inc. (The)* 5,093 125,288
Bank First Corp.
#
674 51,844
Business First Bancshares, Inc. 2,025 47,547
Capstar Financial Holdings, Inc. 1,984 41,684
Coastal Financial Corp.* 1,164 47,992
Customers Bancorp, Inc.* 2,971 113,462
FB Financial Corp. 4,242 181,770
First Foundation, Inc. 5,088 105,932
Five Star Bancorp
#
1,553 40,953
Guaranty Bancshares, Inc. 1,077 40,247
Live Oak Bancshares, Inc. 3,940 148,302
Metrocity Bankshares, Inc. 2,286 47,343
Metropolitan Bank Holding Corp.* 980 67,992
Origin Bancorp, Inc. 2,134 91,911
Pacific Premier Bancorp, Inc. 8,532 287,016
Pathward Financial, Inc. 2,640 89,021
Premier Financial Corp. 3,193 90,937
Professional Holding Corp. - Class A* 1,225 27,501
Sandy Spring Bancorp, Inc. 4,070 168,091
Seacoast Banking Corp. of Florida 5,547 198,472
ServisFirst Bancshares, Inc. 4,879 416,911
Silvergate Capital Corp. - Class A* 2,849 265,783
Triumph Bancorp, Inc.* 2,262 164,334
Western Alliance Bancorp 9,732 743,330
3,899,084
Beverages - 0.6%
Coca-Cola Consolidated, Inc. 1,449 743,337
MGP Ingredients, Inc. 3,809 400,631
1,143,968
Biotechnology - 7.1%
Catalyst Pharmaceuticals, Inc.* 45,896 469,975
Emergent BioSolutions, Inc.* 22,435 777,148
Exelixis, Inc.* 143,230 2,996,372
Halozyme Therapeutics, Inc.* 61,602 3,012,338
Incyte Corp.* 71,872 5,583,017
iTeos Therapeutics, Inc.* 15,870 388,180
13,227,030
Building Products - 3.9%
Advanced Drainage Systems, Inc. 12,039 1,427,825
Builders FirstSource, Inc.* 24,656 1,676,608

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Building Products - (continued)
Fortune Brands Home & Security, Inc. 18,667 $ 1,300,717
Hayward Holdings, Inc.* 32,327 377,256
Simpson Manufacturing Co., Inc. 6,160 636,205
Trex Co., Inc.* 16,152 1,042,127
UFP Industries, Inc. 8,864 817,349
7,278,087
Capital Markets - 3.0%
Artisan Partners Asset Management, Inc. - Class A 6,057 240,826
B Riley Financial, Inc. 2,511 129,417
Cboe Global Markets, Inc. 9,547 1,177,909
Cowen, Inc. - Class A 2,475 86,798
Evercore, Inc. - Class A 3,652 365,091
Hamilton Lane, Inc. - Class A 3,368 254,520
Houlihan Lokey, Inc. 4,556 385,255
Interactive Brokers Group, Inc. - Class A 8,829 518,174
MarketAxess Holdings, Inc. 3,394 919,027
Moelis & Co. - Class A 5,827 271,422
Open Lending Corp. - Class A* 11,362 117,710
Piper Sandler Cos. 1,600 201,920
PJT Partners, Inc. - Class A 2,218 158,543
StepStone Group, Inc. - Class A 5,511 146,813
Stifel Financial Corp. 9,579 572,920
Victory Capital Holdings, Inc. - Class A 6,166 170,613
5,716,958
Chemicals - 2.3%
Origin Materials, Inc.
#
,* 32,800 192,864
Scotts Miracle-Gro Co. (The) 12,846 1,142,652
Westlake Corp. 29,762 2,897,033
4,232,549
Commercial Services & Supplies - 1.9%
Aris Water Solution, Inc. - Class A 3,142 66,516
IAA, Inc.* 19,127 721,662
Rollins, Inc. 70,285 2,710,892
3,499,070
Communications Equipment - 5.3%
Ciena Corp.* 59,565 3,073,554
Clearfield, Inc.* 5,390 531,184
Ubiquiti, Inc. 20,852 6,289,589
9,894,327
Construction & Engineering - 1.3%
Comfort Systems USA, Inc. 5,134 542,459
IES Holdings, Inc.* 2,972 98,076
MYR Group, Inc.* 2,431 231,504
NV5 Global, Inc.* 2,213 300,083
Sterling Infrastructure, Inc.* 4,323 111,144
WillScot Mobile Mini Holdings Corp.* 31,756 1,226,099
2,509,365
Construction Materials - 0.6%
Eagle Materials, Inc. 8,862 1,120,600
Consumer Finance - 0.5%
Credit Acceptance Corp.* 1,181 680,150
Upstart Holdings, Inc.* 7,619 185,370
865,520

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified Consumer Services - 0.8%
Service Corp. International 19,003 $ 1,414,963
Diversified Financial Services - 0.1%
Alerus Financial Corp. 1,556 38,340
Jackson Financial, Inc. - Class A 7,754 213,312
251,652
Electric Utilities - 0.2%
NRG Energy, Inc. 7,060 266,515
Otter Tail Corp. 1,235 86,783
353,298
Electrical Equipment - 0.6%
Atkore, Inc.* 6,404 635,725
Encore Wire Corp. 2,812 389,378
Fluence Energy, Inc.
#
,* 7,879 108,257
1,133,360
Electronic Equipment, Instruments & Components - 4.4%
II-VI, Inc.* 41,685 2,194,298
Insight Enterprises, Inc.* 13,735 1,282,986
Littelfuse, Inc. 9,687 2,701,414
Napco Security Technologies, Inc.* 14,386 369,145
Vontier Corp. 63,044 1,626,535
8,174,378
Entertainment - 0.4%
Sciplay Corp. - Class A* 6,002 81,867
World Wrestling Entertainment, Inc. - Class A 10,527 729,627
811,494
Equity Real Estate Investment Trusts (REITs) - 0.6%
Essential Properties Realty Trust, Inc. 5,826 140,523
Innovative Industrial Properties, Inc. 1,244 119,934
PotlatchDeltic Corp. 3,074 150,718
Rexford Industrial Realty, Inc. 7,319 478,736
STAG Industrial, Inc. 7,950 260,601
1,150,512
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc.* 23,437 1,586,685
Ingles Markets, Inc. - Class A 2,486 237,314
1,823,999
Food Products - 1.0%
Darling Ingredients, Inc.* 27,976 1,938,177
Gas Utilities - 0.1%
UGI Corp. 6,303 272,038
Health Care Equipment & Supplies - 1.4%
Cue Health, Inc.
#
,* 65,477 221,312
LeMaitre Vascular, Inc. 9,805 493,682
QuidelOrtho Corp.* 18,692 1,907,332
Semler Scientific, Inc.* 3,028 93,959
2,716,285
Health Care Providers & Services - 6.7%
AdaptHealth Corp.* 59,966 1,325,848
Addus HomeCare Corp.* 7,178 666,190
Amedisys, Inc.* 14,546 1,743,338
AMN Healthcare Services, Inc.* 19,966 2,244,977
Chemed Corp. 6,682 3,214,643
Cross Country Healthcare, Inc.* 17,063 449,781

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
DocGo, Inc.
#
,* 44,892 $ 347,015
Fulgent Genetics, Inc.* 13,540 809,015
Joint Corp. (The)* 6,460 110,466
National Research Corp. 11,252 426,451
Progyny, Inc.* 41,060 1,253,562
12,591,286
Health Care Technology - 1.1%
Doximity, Inc. - Class A
#
,* 47,026 1,990,140
Hotels, Restaurants & Leisure - 0.3%
ONE Group Hospitality, Inc. (The)* 3,879 32,545
Wingstop, Inc. 3,563 449,579
482,124
Household Durables - 3.0%
Cavco Industries, Inc.* 1,089 280,733
Century Communities, Inc. 3,931 201,149
Cricut, Inc. - Class A
#
,* 5,197 35,028
Dream Finders Homes, Inc. - Class A
#
,* 3,861 50,193
Green Brick Partners, Inc.* 5,782 154,958
Installed Building Products, Inc. 3,511 356,086
KB Home 10,575 345,168
LGI Homes, Inc.* 2,828 318,998
Lovesac Co. (The)* 1,808 56,337
M/I Homes, Inc.* 3,381 155,560
MDC Holdings, Inc. 8,491 307,799
Meritage Homes Corp.* 4,373 386,136
PulteGroup, Inc. 28,346 1,236,452
Sonos, Inc.* 15,256 337,310
Taylor Morrison Home Corp. - Class A* 14,274 409,664
TopBuild Corp.* 3,912 828,249
Tri Pointe Homes, Inc.* 12,339 228,518
5,688,338
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International, Inc.* 3,414 88,832
Insurance - 1.7%
BRP Group, Inc. - Class A* 5,322 146,728
Fidelity National Financial, Inc. 25,261 1,009,430
First American Financial Corp. 9,659 560,222
Kinsale Capital Group, Inc. 2,063 501,742
Old Republic International Corp. 27,715 644,928
Palomar Holdings, Inc.* 2,263 141,143
Selectquote, Inc.* 14,793 27,219
Stewart Information Services Corp. 2,453 134,056
3,165,468
Interactive Media & Services - 1.1%
Bumble, Inc. - Class A* 31,482 1,193,797
Cargurus, Inc.* 24,888 604,530
Shutterstock, Inc. 4,323 244,250
2,042,577
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc. - Class A* 4,453 44,396
Revolve Group, Inc.* 4,861 137,664
182,060

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
IT Services - 3.4%
GoDaddy, Inc. - Class A* 63,338 $ 4,698,413
International Money Express, Inc.* 15,041 361,586
TTEC Holdings, Inc. 18,401 1,346,401
6,406,400
Leisure Products - 0.4%
Johnson Outdoors, Inc. - Class A 1,068 71,887
Malibu Boats, Inc. - Class A* 2,451 153,065
YETI Holdings, Inc.* 10,273 521,560
746,512
Life Sciences Tools & Services - 7.9%
Bio-Rad Laboratories, Inc. - Class A* 10,136 5,709,203
Maravai LifeSciences Holdings, Inc. - Class A* 58,742 1,532,579
Medpace Holdings, Inc.* 15,028 2,547,697
QIAGEN NV* 101,400 5,033,496
14,822,975
Machinery - 2.0%
Graco, Inc. 24,157 1,622,384
Kadant, Inc. 1,667 339,818
Mueller Industries, Inc. 8,120 546,720
Toro Co. (The) 14,978 1,287,958
3,796,880
Marine - 0.3%
Matson, Inc. 5,785 530,311
Media - 1.1%
AdTheorent Holding Co., Inc.
#
,* 20,842 58,566
Nexstar Media Group, Inc. - Class A 9,822 1,850,170
PubMatic, Inc. - Class A* 10,249 170,031
2,078,767
Metals & Mining - 1.9%
Cleveland-Cliffs, Inc.* 121,701 2,155,325
MP Materials Corp.* 41,172 1,382,144
3,537,469
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 7,816 282,079
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp. 19,043 1,211,706
Personal Products - 1.5%
BellRing Brands, Inc.* 23,618 570,138
Medifast, Inc. 1,991 334,866
Olaplex Holdings, Inc.* 112,403 1,933,332
2,838,336
Pharmaceuticals - 1.3%
Corcept Therapeutics, Inc.* 47,447 1,359,831
Innoviva, Inc.* 31,123 446,304
SIGA Technologies, Inc.
#
32,337 555,873
2,362,008
Professional Services - 0.8%
CRA International, Inc. 1,052 104,159
Insperity, Inc. 5,469 600,168
TriNet Group, Inc.* 8,887 733,177
1,437,504
Real Estate Management & Development - 0.1%
Douglas Elliman, Inc. 3,609 21,654

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
eXp World Holdings, Inc.
#
6,677 $ 99,220
120,874
Road & Rail - 1.9%
ArcBest Corp. 3,498 309,923
Knight-Swift Transportation Holdings, Inc. 23,391 1,285,335
Landstar System, Inc. 5,295 829,091
Marten Transport Ltd. 11,701 252,274
Saia, Inc.* 3,772 897,170
3,573,793
Semiconductors & Semiconductor Equipment - 6.5%
Amkor Technology, Inc. 95,847 1,933,234
Axcelis Technologies, Inc.* 12,933 909,578
Diodes, Inc.* 17,715 1,441,470
FormFactor, Inc.* 30,564 1,086,856
MKS Instruments, Inc. 21,792 2,575,814
Onto Innovation, Inc.* 19,404 1,615,383
Power Integrations, Inc. 22,830 1,940,778
Ultra Clean Holdings, Inc.* 17,661 593,410
12,096,523
Software - 7.6%
Alarm.com Holdings, Inc.* 19,616 1,388,224
Fair Isaac Corp.* 10,150 4,689,604
Paylocity Holding Corp.* 21,589 4,445,823
Qualys, Inc.* 15,205 1,859,876
SPS Commerce, Inc.* 14,135 1,692,808
WM Technology, Inc.* 33,742 114,723
14,191,058
Specialty Retail - 4.4%
Academy Sports & Outdoors, Inc. 10,295 442,994
America's Car-Mart, Inc.* 769 79,645
Asbury Automotive Group, Inc.* 2,639 452,958
AutoNation, Inc.* 6,955 825,837
Boot Barn Holdings, Inc.* 3,548 221,041
Citi Trends, Inc.* 1,035 25,440
Dick's Sporting Goods, Inc.
#
6,705 627,521
Five Below, Inc.* 6,626 841,966
Floor & Decor Holdings, Inc. - Class A* 12,625 1,017,196
Hibbett, Inc. 1,550 72,726
Leslie's, Inc.* 21,813 330,685
Lithia Motors, Inc. - Class A 3,449 914,951
MarineMax, Inc.* 2,574 105,122
OneWater Marine, Inc. - Class A* 1,689 61,209
RH* 2,938 820,965
Shoe Carnival, Inc. 3,323 72,475
Sleep Number Corp.* 2,652 119,499
Sportsman's Warehouse Holdings, Inc.* 5,241 51,676
Williams-Sonoma, Inc. 8,357 1,206,918
8,290,824
Technology Hardware, Storage & Peripherals - 0.3%
Corsair Gaming, Inc.
#
,* 37,356 526,720
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.* 7,345 526,196

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Deckers Outdoor Corp.* 3,252 $ 1,018,559
1,544,755
Thrifts & Mortgage Finance - 0.7%
Bridgewater Bancshares, Inc.* 2,515 43,962
Essent Group Ltd. 9,675 404,028
Hingham Institution For Savings The 187 54,232
Merchants Bancorp 3,907 103,379
NMI Holdings, Inc. - Class A* 7,744 146,671
PennyMac Financial Services, Inc. 4,892 268,033
Southern Missouri Bancorp, Inc. 832 44,878
Walker & Dunlop, Inc. 2,981 335,780
1,400,963
Trading Companies & Distributors - 1.7%
BlueLinx Holdings, Inc.* 1,384 110,720
Boise Cascade Co. 5,630 398,098
Custom Truck One Source, Inc.* 35,312 218,581
SiteOne Landscape Supply, Inc.* 6,414 893,663
Watsco, Inc. 5,574 1,526,997
3,148,059
Water Utilities - 0.2%
Essential Utilities, Inc. 7,794 404,820
Total Common Stocks (cost $181,119,716) 187,303,794
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 1.8260%
∞
(cost $38,333) 38,336 38,336
Investments Purchased with Cash Collateral from Securities Lending - 1.6%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 1.8180%
£,∞
2,393,396 2,393,396
Time Deposits - 0.3%
Royal Bank of Canada, 2.2900%, 8/1/22 $ 598,349 598,349
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,991,745) 2,991,745
Total Investments (total cost $184,149,794 ) - 101.6% 190,333,875
Liabilities, net of Cash, Receivables and Other Assets - (1.6%) (3,013,578)
Net Assets - 100.0% $187,320,297
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 185,300,379 97.4%
Netherlands 5,033,496 2.6
Total $ 190,333,875 100.0%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2022

Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/22
Investments Purchased with Cash Collateral from Securities Lending - 1.6%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 1.8180%
∞
$ 18,557
Δ
$ – $ – $ 2,393,396
Market Value
at 10/31/21 Purchases Sales
Market Value
at 7/31/22
Investments Purchased with Cash Collateral from Securities Lending - 1.6%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 1.8180%
∞
$ 4,908,724 $ 49,257,334 $ (51,772,662) $ 2,393,396

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

LLC Limited Liability Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2022.
∞ Rate shown is the 7-day yield as of July 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 187,303,794 $ — $ —
Investment Companies 38,336 — —
Investments Purchased with Cash Collateral from Securities
Lending — 2,991,745 —
Total Assets $ 187,342,130 $ 2,991,745 $ —

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70329 09-22